Financial Risk Management (Details) - Schedule of Financial Liabilities by Maturity - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Book Value [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	R$ 22,837	R$ 39,336
Lease payables	208,767	137,434
Trade payable	61,972	80,426
Loans, financing and debentures	554,638	453,041
Other liabilities	156,666	41,248
Transactions with related parties	6,569	7,472
Contractual Value [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	22,837	39,336
Lease payables	352,955	247,412
Trade payable	61,972	80,426
Loans, financing and debentures	678,509	648,267
Other liabilities	156,666	41,248
Transactions with related parties	6,569	7,472
Less than One Year [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	22,006	34,064
Lease payables	53,258	35,801
Trade payable	61,972	80,426
Loans, financing and debentures	218,975	137,919
Other liabilities	156,666	28,846
Transactions with related parties
From One to Two Years [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments	831	2,878
Lease payables	92,732	59,130
Trade payable
Loans, financing and debentures	48,461	48,666
Other liabilities
Transactions with related parties	6,569	7,472
From Three to Five Years [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments		2,394
Lease payables	79,836	64,473
Trade payable
Loans, financing and debentures	405,512	323,929
Other liabilities
Transactions with related parties
Above Five Years [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities by Maturity [Line Items]
Derivative financial instruments
Lease payables	127,129	88,008
Trade payable
Loans, financing and debentures	5,561	137,753
Other liabilities		12,402
Transactions with related parties